Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Colorado Fund), Class A)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free Colorado Fund) | Class A
Bar Chart Table:
Annual Return 2002	7.06%
Annual Return 2003	5.20%
Annual Return 2004	4.38%
Annual Return 2005	4.23%
Annual Return 2006	4.65%
Annual Return 2007	1.85%
Annual Return 2008	(4.81%)
Annual Return 2009	14.26%
Annual Return 2010	1.99%
Annual Return 2011	10.03%